Corporate information (Details)	Dec. 31, 2022
Integrated MicroElectronics, Inc
Disclosure of transactions between related parties [line items]
Ownership interest	50.32%
Jrgen Eichner
Disclosure of transactions between related parties [line items]
Ownership interest	15.89%
Bank of New York Mellon
Disclosure of transactions between related parties [line items]
Ownership interest	33.79%